Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Allowance (in Dollars)	$ 0	$ 33	$ 0
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	75,000,000	65,000,000
Common stock, shares issued	51,482,524	51,068,614	36,511,388
Common stock, shares outstanding	51,416,297	51,002,387	36,445,161
Treasury stock, shares	66,227	66,227	66,227